Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Principles of Consolidation

  Principles of Consolidation

        The unaudited consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in the accompanying unaudited consolidated financial statements.

  Principles of Consolidation

        The consolidated financial statements include the accounts of Millennial Media, Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in the accompanying consolidated financial statements.

Interim Consolidated Financial Information

  Interim Consolidated Financial Information

        The accompanying unaudited consolidated financial statements and footnotes have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP") as contained in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification (the "Codification" or "ASC") for interim financial information. In the opinion of management, the interim financial information includes all adjustments of a normal recurring nature necessary for a fair presentation of the Company's financial position, results of operations, changes in stockholders' (deficit) equity and cash flows. The results of operations for the six months ended June 30, 2012 are not necessarily indicative of the results for the full year or the results for any future periods. These unaudited consolidated financial statements should be read in conjunction with the audited financial statements and related footnotes appearing elsewhere in this prospectus.

Recently Adopted Accounting Pronouncements

  Recently Adopted Accounting Pronouncements

        In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04, "Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS." The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board ("IASB") to develop a single, converged fair value framework. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands existing disclosure requirements for fair value measurements and makes other amendments. Key additional disclosures include quantitative disclosures about unobservable inputs in Level 3 measures, qualitative information about the sensitivity of Level 3 measures and valuation process, and classification within the fair value hierarchy for instruments where fair value is only disclosed in the footnotes but the carrying amount is on some other basis.

        The Company adopted ASU 2011-04 effective January 1, 2012. This adoption did not have an impact on the Company's financial position, results of operations or cash flows.

        In September 2011, the FASB issued ASU No. 2011-08, "Testing for Goodwill Impairment." The objective of ASU 2011-08 is to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a "qualitative" assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The Company adopted ASU 2011-08 effective January 1, 2012. This adoption did not have an impact on the Company's financial position, results of operations or cash flows.

  Recently Adopted Accounting Pronouncements

        In October 2009, the FASB issued Accounting Standards Update ("ASU") No. 2009-13, "Revenue Recognition—Multiple Deliverable Revenue Arrangements," which amends the criteria for evaluating the individual elements in a multiple deliverable revenue arrangement and how to allocate the consideration received to the individual elements. The guidance was effective for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with early adoption permitted. The Company adopted this standard effective January 1, 2011. The adoption of this guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

        In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income: Presentation of Comprehensive Income," which amends current comprehensive income guidance. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of shareholders' (deficit) equity. Instead, it requires entities to report components of comprehensive income (loss) in either a single continuous statement of net income and comprehensive income (loss) or in two separate but consecutive statements. In October 2011, the FASB proposed a deferral of the requirement of ASU No. 2011-05 to present certain reclassifications of other comprehensive income on the face of the income statement. Companies, however, would still be required to adopt the other requirements of this pronouncement. ASU No. 2011-05, which should be applied retrospectively, is effective for annual or interim periods beginning after December 15, 2011 with early adoption permitted. The Company adopted ASU 2011-05 effective January 1, 2011 and has retrospectively applied the provisions of ASU 2011-05 for all periods presented. This adoption did not have an impact on the Company's financial position, results of operations or cash flows.

Use of Estimates

  Use of Estimates

        The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

  Use of Estimates

        The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

        On an ongoing basis, the Company evaluates its estimates, including those related to the accounts receivable allowance, the useful lives of long-lived assets and other intangible assets, the fair value of the Company's common stock and assumptions used for purposes of determining stock-based compensation, the value of the Series B warrant, and income taxes, among others. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable, the results of which form the basis for making judgments about the carrying value of assets and liabilities as well as reporting revenue and expenses during the periods presented.

Revenue Recognition and Deferred Revenue

  Revenue Recognition and Deferred Revenue

        The Company recognizes revenue based on the activity of mobile users viewing advertisements through developer applications and mobile websites. Revenues are recognized when the related advertising services are delivered based on the specific terms of the advertising contract, and are commonly based on the number of ads delivered, or views, clicks or actions by users on mobile advertisements. The Company recognizes revenue based on these terms because the services have been provided, the fees the Company charges are fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured.

        In the normal course of business, the Company acts as an intermediary in executing transactions with third parties. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as the principal or an agent in the transaction. In determining whether the Company acts as the principal or an agent, the Company follows the accounting guidance for principal-agent considerations. While none of the factors identified in this guidance are individually considered presumptive or determinative, because the Company is the primary obligor and is responsible for (i) identifying and contracting with third-party advertisers, (ii) establishing the selling prices of the advertisements sold, (iii) performing all billing and collection activities including retaining credit risk and (iv) bearing sole responsibility for fulfillment of the advertising, the Company acts as the principal in these arrangements and therefore reports revenue earned and costs incurred on a gross basis.

        Deferred revenue arises as a result of differences between the timing of revenue recognition and receipt of cash from the Company's customers. As of December 31, 2011 and June 30, 2012 there was $157,000 and $100,000, respectively, of services for which cash payments were received in advance of the Company's performance of the service under the arrangement and recorded as deferred revenue in the accompanying unaudited consolidated balance sheets.

  Revenue Recognition and Deferred Revenue

        The Company recognizes revenue based on the activity of mobile users viewing advertisements through developer applications and mobile websites. Revenues are recognized when the related advertising services are delivered based on the specific terms of the advertising contract, which are commonly based on the number of ads delivered, or views, clicks or actions by users on mobile advertisements. The Company recognizes revenue based on these terms because the services have been provided, the fees the Company charges are fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured.

        In the normal course of business, the Company acts as an intermediary in executing transactions with third parties. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as the principal or an agent in the transaction. In determining whether the Company acts as the principal or an agent, the Company follows the accounting guidance for principal-agent considerations. While none of the factors identified in this guidance is individually considered presumptive or determinative, because the Company is the primary obligor and is responsible for (i) identifying and contracting with third-party advertisers, (ii) establishing the selling prices of the advertisements sold, (iii) performing all billing and collection activities including retaining credit risk and (iv) bearing sole responsibility for fulfillment of the advertising, the Company acts as the principal in these arrangements and therefore reports revenue earned and costs incurred on a gross basis.

        Deferred revenue arises as a result of differences between the timing of revenue recognition and receipt of cash from the Company's customers. As of December 31, 2010 and 2011, there was $351,000 and $157,000, respectively, of services for which cash payments were received in advance of the Company's performance of the service under the arrangement and recorded as deferred revenue in the accompanying consolidated balance sheets.

Cost of Revenue

  Cost of Revenue

        Cost of revenue consists primarily of amounts due to developers for the advertising utilized in running mobile advertisements. These amounts are typically either a percentage of the advertising revenue earned by the Company based on mobile advertisements that are run on each developer's application or mobile website or a fixed fee for the ad space.

        The Company recognizes the cost of revenue as the associated revenue is recognized, on a developer by developer basis during the period the advertisements run on the developer's advertising application or mobile website. Costs owed to developers but not yet paid are recorded as accrued cost of revenue.

  Cost of Revenue

        Cost of revenue consists primarily of agreed-upon amounts due to developers for advertising space utilized in running mobile advertisements. These amounts are typically agreed upon in advance as either a fixed percentage of the advertising revenue earned by the Company based on mobile advertisements that are run on each developer's application or mobile website or as a fixed fee for the ad space. The Company recognizes the cost of revenue as the associated revenue is recognized, on a developer by developer basis during the period the advertisements run on the developer's advertising application or mobile website. Costs owed to developers but not yet paid are recorded as accrued cost of revenue in the accompanying consolidated balance sheets.

Concentration of Credit Risk

  Concentration of Credit Risk

        Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company's cash and cash equivalent accounts may exceed federally insured limits at times. The Company has not experienced any losses on cash and cash equivalents to date. To manage accounts receivable risk, the Company evaluates the creditworthiness of its customers and maintains an allowance for doubtful accounts.

        During the six months ended June 30, 2011, one customer accounted for approximately 11% of revenue. During the six months ended June 30, 2012, no customers accounted for 10% or greater of revenue.

        As of December 31, 2011 and June 30, 2012, no customer accounted for greater than 10% of accounts receivable.

  Concentration of Credit Risk

        Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. All of the Company's cash and cash equivalents are held at financial institutions that management believes to be of high credit quality. The Company's cash and cash equivalent accounts exceed federally insured limits at times. The Company has not experienced any losses on cash and cash equivalents to date. To manage accounts receivable risk, the Company evaluates the creditworthiness of its customers and maintains an allowance for doubtful accounts.

        One customer accounted for 11% of revenue for the year ended December 31, 2009. During the years ended December 31, 2010 and 2011, there were no customers that accounted for more than 10% of revenue or greater than 10% of outstanding receivables at year end.

        During the years ended December 31, 2009 and 2010, cost of revenue from one developer (vendor) comprised 42% and 26%, respectively, of total cost of revenue. No developer (vendor) comprised greater than 10% of total cot of revenue during the year ended December 31, 2011.

Accounts Receivable and Allowance for Doubtful Accounts and Sales Credits

  Accounts Receivable and Allowance for Doubtful Accounts and Sales Credits

        The Company extends credit to customers without requiring collateral. Accounts receivable are stated at realizable value, net of an allowance for doubtful accounts. The Company utilizes the allowance method to provide for doubtful accounts based on management's evaluation of the collectability of amounts due. The Company's estimate is based on historical collection experience and a review of the current status of accounts receivable. Historically, actual write-offs for uncollectible accounts have not significantly differed from the Company's estimates. However, higher than expected bad debts may result in future write-offs that are greater than the Company's estimates.

        The Company also estimates an allowance for sales credits based on the Company's historical sales credits experience. Historically, actual sales credits have not significantly differed from the Company's estimates. However, higher than expected sales credits may result in future write-offs that are greater than the Company's estimates. The allowances for doubtful accounts and sales credits are included in accounts receivable, net in the unaudited consolidated balance sheets.

  Accounts Receivable and Allowance for Doubtful Accounts and Sales Credits

        The Company extends credit to customers without requiring collateral. Accounts receivable are stated at realizable value, net of an allowance for doubtful accounts. The Company utilizes the allowance method to provide for doubtful accounts based on management's evaluation of the collectability of amounts due. The Company's estimate is based on historical collection experience and a review of the current status of accounts receivable. Historically, actual write-offs for uncollectible accounts have not significantly differed from the Company's estimates. However, higher than expected bad debts may result in future write-offs that are greater than the Company's estimates.

        The Company also estimates an allowance for sales credits based on the Company's historical sales credits experience. Historically, actual sales credits have not significantly differed from the Company's estimates. However, higher than expected sales credits may result in future write-offs that are greater than the Company's estimates. The allowances for doubtful accounts and sales credits are included in accounts receivable, net in the consolidated balance sheets.

Stock-Based Compensation

  Stock-Based Compensation

        The Company accounts for share-based payment awards by measuring employee services received in exchange for all equity awards granted based on the fair value of the award as of the grant date. The Company recognizes stock-based compensation expense on a straight-line basis over the awards' vesting period, adjusted for estimated forfeitures.

        The Company values stock options using the Black-Scholes option-pricing model, which was developed for use in estimating the fair value of traded options that are fully transferable and have no vesting restrictions. The use of the option valuation model requires the input of highly subjective assumptions, including the fair value of the Company's common stock, the expected life, and the expected stock price volatility based on peer companies.

        Stock options are granted with exercise prices not less than the fair market value of the Company's common stock at the date of grant. Additionally, the recognition of expense requires the estimation of the number of options that will ultimately vest and the number of options that will ultimately be forfeited. Options generally vest ratably over a four-year period, except those options granted to non-employees, portions of which may vest immediately or ratably over two years. Options expire ten years from the date of grant.

  Stock-Based Compensation

        The Company accounts for share-based payment awards by measuring employee services received in exchange for all equity awards granted based on the fair value of the award as of the grant date. The Company recognizes stock-based compensation expense on a straight-line basis over the awards' vesting period, adjusted for estimated forfeitures.

        The Company uses the Black-Scholes option pricing model for estimating the fair value of stock options. The use of the option valuation model requires the input of highly subjective assumptions, including the fair value of the Company's common stock, the expected life, and the expected stock price volatility based on peer companies. Additionally, the recognition of expense requires the estimation of the number of options that will ultimately vest and the number of options that will ultimately be forfeited.